Share Capital - Summary of Number of Options Outstanding Under the Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Outstanding beginning balance	2,030,613	1,686,600	595,823
Number of Options, Granted	712,900	404,813	1,098,777
Number of Options, Canceled/Forfeited	(39,500)	(60,800)	(8,000)
Number of Options, Outstanding beginning balance	2,021,829	2,030,613	1,686,600
Number of Options, Exercised	(682,184)
Weighted Average Price Per Share, Outstanding beginning balance	$ 3.29	$ 3.23	$ 3.69
Weighted Average Price Per Share, Granted	24.62	3.50	2.99
Weighted Average Price Per Share, Canceled/Forfeited	5.77	3.03	5.00
Weighted Average Price Per Share, Outstanding beginning balance	10.70	$ 3.29	$ 3.23
Weighted Average Price Per Share, Exercised	$ 3.49
Consultants and Other Service Providers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Outstanding beginning balance	634,486	513,238	332,500
Number of Options, Granted		132,032	203,826
Number of Options, Canceled/Forfeited	(5,686)	(6,000)	(23,088)
Number of Options, Outstanding beginning balance	498,762	634,486	513,238
Number of Options, Exercised	(130,038)	(4,784)
Weighted Average Price Per Share, Outstanding beginning balance	$ 4.27	$ 3.48	$ 3.14
Weighted Average Price Per Share, Granted		7.15	2.98
Weighted Average Price Per Share, Canceled/Forfeited	2.93	1.58	2.33
Weighted Average Price Per Share, Outstanding beginning balance	4.64	4.27	$ 3.48
Weighted Average Price Per Share, Exercised	$ 2.92	$ 2.45